Leases - Lessor: Investment in Operating Leases (Detail) - Investment in Operating Leases - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 2,263,163	¥ 2,144,574
Accumulated depreciation	(865,942)	(819,839)
Net	1,397,221	1,324,735
Right-of-use assets	98,417	107,742
Accrued rental receivables	45,123	31,639
Allowance for doubtful receivables on operating leases	(3,583)	(914)
Investment in Operating Leases	1,537,178	1,463,202
Transportation equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	1,521,865	1,438,621
Measuring and information-related equipment
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	342,591	326,680
Real estate
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	319,074	307,338
Other
Property Subject to or Available for Operating Lease [Line Items]
Property Subject to or Available for Operating Lease, Gross	¥ 79,633	¥ 71,935